Post-employment Benefits - Sensitivity (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Sensitivity analysis
Discount rate (as a percent)	6.60%	7.00%
Discount rate
Sensitivity analysis
Decrease in actuarial assumption (in basis points)	0.50%	0.50%
Increase in actuarial assumption	$ 3,382,711	$ 3,037,398